Mineral Properties and Deferred Exploration (Details Narrative)					12 Months Ended
	Oct. 25, 2013 CAD ($)	Oct. 25, 2012	Dec. 21, 2011 CAD ($)	Oct. 13, 2009 CAD ($)	Aug. 31, 2020 CAD ($)	Aug. 31, 2019 CAD ($)	Aug. 31, 2018 CAD ($)
Statement Line Items [Line Items]
Write-downs of mineral properties and deferred exploration costs						$ 22,229,752
Kigosi Project [member]
Statement Line Items [Line Items]
Write-downs of mineral properties and deferred exploration costs						12,769,216
Itelemia Project [member]
Statement Line Items [Line Items]
Write-downs of mineral properties and deferred exploration costs						6,059,044
Proportion of royalty interest in joint operation by noncontrolling owner				2.00%
Proportion of additional royalty interest in joint operation by noncontrolling owner, contingent on meeting minimum costs				20.00%
Joint operation, annual option fee				$ 25,000
Luhala Project [member]
Statement Line Items [Line Items]
Write-downs of mineral properties and deferred exploration costs						3,401,492
Stamico [member]
Statement Line Items [Line Items]
Payments for grade control drilling, license fees and other consulting services					$ 172,330
USD | Itelemia Project [member]
Statement Line Items [Line Items]
Joint operation, amount to be exchanged for royalty interest				$ 1,000,000
Buckreef Gold Project [member]
Statement Line Items [Line Items]
Write-downs of mineral properties and deferred exploration costs
Proportion of ownership interest in joint venture		55.00%
Proportion of ownership interest in joint venture by noncontrolling owners		45.00%
Proportion of voting rights held in joint venture		100.00%
Number of directors in joint venture		4
Number of directors in joint venture, noncontrolling owner		3
Buckreef Gold Project [member] | USD
Statement Line Items [Line Items]
Other cash payments to acquire interests in joint ventures			$ 3,000,000
Buckreef Gold Project [member] | USD | Stamico [member]
Statement Line Items [Line Items]
Joint venture, payments for extension year	$ 500,000
Joint venture, payments for second extension year	625,000
Joint venture, payments for each subsequent after the second extension year	$ 750,000